Loans, Impaired Loans, and Allowance for Credit Losses - Schedule of Change from Base to Probability-Weighted ECL (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Jul. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Incremental lifetime ECL impact	$ 1,652	$ 599
12-month ECL [member]
Disclosure of detailed information about financial instruments [line items]
All performing loans and off-balance sheet instruments using 12-month ECL	6,310	3,672
Stage One and Two [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate Stage 1 and 2 probability-weighted ECL	$ 7,962	$ 4,271